Financial assets, Non-current and current financial investments (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Financial assets [Abstract]
Fair Value through OCI (Investment in Ten West Link)	$ 11,719	$ 11,719
Derivative assets (Note 10)	40,052	56,708
Other receivable accounts at amortized cost	63,287	68,155
Total non-current financial assets	115,058	136,582
Contracted concessional financial assets	196,419	177,407
Derivative assets (Note 10)	2,800	4,989
Other receivable accounts at amortized cost	2,774	6,490
Total current financial assets	$ 201,993	$ 188,886